Contingent Liabilities and Provisions - Additional Information (Detail) $ in Millions, $ in Millions			3 Months Ended
	Jan. 31, 2023 USD ($)	Feb. 06, 2022 USD ($)	Jan. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Feb. 17, 2023 USD ($)	Jan. 31, 2023 CAD ($)
Legal proceedings contingent liability [member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities						$ 500
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities						$ 0
Cerberus Capital Management LP [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought		$ 856	$ 491
Loss contingency provision	$ 855		855
Pre tax loss contingency			1,169
Post tax loss contingency			$ 844
Cerberus Capital Management LP [Member] | Events Occurring After Reporting Period [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Amount payable for settlement of lawsuit				$ 85	$ 770